Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Cash and cash equivalents	$ 52,117	$ 303,334	$ 296,553
Cash, FDIC Insured Amount	$ 0	53,000
Income tax likehood percentage description	Likelihood of greater than 50%
Advertising expenses	$ 4,000	$ 9,000
Maximum [Member]
Cash, FDIC Insured Amount	$ 250,000
Property and equipment depreciated over period	5 years
Minimum [Member]
Property and equipment depreciated over period	3 years